Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
INTEREST INCOME
Loans	$ 437,002	$ 430,850	$ 454,915
Mortgage-backed securities	71,392	80,260	48,520
Investment securities and cash equivalents	22,159	22,587	12,856
Interest income	530,553	533,697	516,291
INTEREST EXPENSE
Customer accounts	51,054	58,524	67,903
FHLB advances and other borrowings	66,018	69,553	68,256
Interest expense	117,072	128,077	136,159
Net interest income	413,481	405,620	380,132
Provision (reversal) for loan losses	(11,162)	(15,401)	1,350
Net interest income after provision for loan losses	424,643	421,021	378,782
OTHER INCOME
Gain on sale of investments	9,641	0	0
Prepayment penalty on long-term debt	(10,554)	0	0
Loan fee income	8,788	7,706	8,585
Deposit fee income	22,459	14,306	5,015
Other income	10,089	8,647	8,333
Noninterest income	40,423	30,659	21,933
OTHER EXPENSE
Compensation and benefits	119,939	109,730	90,815
Occupancy	33,956	30,452	23,597
FDIC insurance premiums	7,916	11,009	12,214
Product delivery	22,325	14,973	4,414
Information technology	15,976	14,303	10,999
Other expense	24,739	23,542	22,201
Noninterest expense	224,851	204,009	164,240
Gain (loss) on real estate acquired through foreclosure, net	9,304	(2,743)	(1,859)
Income before income taxes	249,519	244,928	234,616
Income taxes
Current	86,477	75,784	71,969
Deferred	2,726	11,780	11,142
Income taxes	89,203	87,564	83,111
NET INCOME	$ 160,316	$ 157,364	$ 151,505
PER SHARE DATA
Basic earnings (in dollars per share)	$ 1.68	$ 1.56	$ 1.45
Diluted earnings (in dollars per share)	$ 1.67	$ 1.55	$ 1.45
Basic weighted average number of shares outstanding (in shares)	95,644,639	101,154,030	104,684,812
Diluted weighted average number of shares outstanding, including dilutive stock options (in shares)	96,053,959	101,590,351	104,837,470